REVENUE	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table summarizes revenues for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,
	2021	2020
	(in millions)
Agriculture	$3,970	$2,541
Construction	808	420
Commercial and Specialty Vehicles	3,220	1,739
Powertrain	1,287	763
Eliminations and Other	(795)	(313)
Total Industrial Activities	$8,490	$5,150
Financial Services	439	441
Eliminations and Other	(18)	(13)
Total Revenues	$8,911	$5,578

	Six Months Ended June 30,
	2021	2020
	(in millions)
Agriculture	$7,008	$4,785
Construction	1,464	842
Commercial and Specialty Vehicles	6,025	3,760
Powertrain	2,521	1,516
Eliminations and Other	(1,485)	(760)
Total Industrial Activities	$15,533	$10,143
Financial Services	887	930
Eliminations and Other	(36)	(34)
Total Revenues	$16,384	$11,039
The following table disaggregates revenues by major source for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$8,245	$4,946
Rendering of services and other revenues	164	126
Rents on assets sold with a buy-back commitment	81	78
Revenues from sales of goods and services	8,490	5,150
Finance and interest income	236	254
Rents and other income on operating lease	185	174
Finance, interest and other income	421	428
Total Revenues	$8,911	$5,578

	Six Months Ended June 30,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$15,038	$9,701
Rendering of services and other revenues	333	282
Rents on assets sold with a buy-back commitment	162	160
Revenues from sales of goods and services	15,533	10,143
Finance and interest income	478	527
Rents and other income on operating lease	373	369
Finance, interest and other income	851	896
Total Revenues	$16,384	$11,039
Contract liabilities recorded in Other liabilities were $1,392 million and $1,381 million at June 30, 2021 and December 31, 2020, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the three months ended June 30, 2021 and 2020, revenues included $123 million and $112 million, respectively, relating to contract liabilities outstanding at the beginning of each period. During the six months ended June 30, 2021 and 2020, revenues included $274 million and $257 million, respectively, relating to contract liabilities outstanding at the beginning of each period.
At June 30, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.5 billion ($2.2 billion as of December 31, 2020). The Company expects to recognize revenue on approximately 29% and 71% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 32% and 77% as of December 31, 2020), with the remaining recognized thereafter.